Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Inventory written down	$ 2,503	$ 1,631	$ 4,644